Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed our operations subsequent to March 31, 2016 through the date these financial statements were issued and have determined that we do not have any material subsequent events to disclose in these financial statements other than the events described below.

In April 2016, we issued 34,235 shares of common stock in connection with the cashless exercise of an expiring option to purchase 100,000 shares of common stock previously granted to a consultant.

NOTE 18 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2015 through the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described below.

In February 2016, we made the payment of $720,415 described in more detail in Note 16 to redeem shares of stock due to our former CEO.